Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Reduced tax rates, percentage	7.50%
Net operating losses carry forward (in Dollars)	$ 71,838
ATM KK (Japan) [Member]
Income Taxes [Line Items]
Income tax rate, percentage	23.20%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate, percentage	35.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate, percentage	21.00%
Tokyo Statutory Rate for Large Companies [Member] | ATM KK (Japan) [Member]
Income Taxes [Line Items]
Income tax rate, percentage	30.62%
Tokyo Statutory Rate for Small Companies [Member] | ATM KK (Japan) [Member]
Income Taxes [Line Items]
Income tax rate, percentage	33.60%
Israel [Member]
Income Taxes [Line Items]
Income tax rate, percentage	23.00%	23.00%	23.00%